TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective Retail Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective March 1, 2018, all references in the Prospectus, Summary Prospectus and Statement of Additional Information to Rockefeller & Co., Inc., sub-adviser to Transamerica Global Equity, are changed to Rockefeller & Co. LLC.

* * *

The corresponding paragraph in the Prospectus under the section entitled “Sub-Adviser - Further Information About Each Sub-Adviser” is replaced in its entirety with the following:

Rockefeller is a global asset management and investment advisory firm, with a history that dates back to 1882 when John D. Rockefeller formed an office to manage the Rockefeller Family’s investment, financial and philanthropic interests. Rockefeller was incorporated in 1979 and registered with the U.S. Securities and Exchange Commission in 1980 as an investment adviser. Today, Rockefeller provides investment management services and wealth advice to institutions, foundations and endowments, non-profits, individuals, trusts and families. Rockefeller had approximately $12.7 billion in net assets under management as of December 31, 2017. Rockefeller & Co. LLC is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P.

* * *

The corresponding table in the Prospectus under the section entitled “Portfolio Manager(s) – Transamerica Global Equity” is replaced in its entirety with the following:

Transamerica Global Equity

Name	Sub-Adviser	Positions Over Past Five Years

Jimmy C. Chang, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 2004; Chief Investment Strategist, Senior Portfolio Manager and Managing Director (oversight of the Fixed Income Group)

David P. Harris, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 1999; Chief Investment Officer and Managing Director; Member of the Executive Committee

* * *

The corresponding paragraph in the Statement of Additional Information under the section entitled “Appendix B - Portfolio Managers – Transamerica Global Equity” is replaced in its entirety with the following:

Compensation

The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of certain senior professionals, participation in an Incentive Plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to Rockefeller and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of our clients’ portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

* * *

Investors Should Retain this Supplement for Future Reference

March 15, 2018

TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective March 1, 2018, all references in the Prospectus, Summary Prospectus and Statement of Additional Information to Rockefeller & Co., Inc., sub-adviser to Transamerica Global Equity, are changed to Rockefeller & Co. LLC.

* * *

The corresponding paragraph in the Prospectus under the section entitled “Sub-Adviser - Further Information About Each Sub-Adviser” is replaced in its entirety with the following:

Rockefeller is a global asset management and investment advisory firm, with a history that dates back to 1882 when John D. Rockefeller formed an office to manage the Rockefeller Family’s investment, financial and philanthropic interests. Rockefeller was incorporated in 1979 and registered with the U.S. Securities and Exchange Commission in 1980 as an investment adviser. Today, Rockefeller provides investment management services and wealth advice to institutions, foundations and endowments, non-profits, individuals, trusts and families. Rockefeller had approximately $12.7 billion in net assets under management as of December 31, 2017. Rockefeller & Co. LLC is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P.

* * *

The corresponding table in the Prospectus under the section entitled “Portfolio Manager(s) – Transamerica Global Equity” is replaced in its entirety with the following:

Transamerica Global Equity

Name	Sub-Adviser	Positions Over Past Five Years

Jimmy C. Chang, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 2004; Chief Investment Strategist, Senior Portfolio Manager and Managing Director (oversight of the Fixed Income Group)

David P. Harris, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 1999; Chief Investment Officer and Managing Director; Member of the Executive Committee

* * *

The corresponding paragraph in the Statement of Additional Information under the section entitled “Appendix B - Portfolio Managers – Transamerica Global Equity” is replaced in its entirety with the following:

Compensation

The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of certain senior professionals, participation in an Incentive Plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to Rockefeller and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of our clients’ portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

* * *

Investors Should Retain this Supplement for Future Reference

March 15, 2018

TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective Advisor Class Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective March 1, 2018, all references in the Prospectus, Summary Prospectus and Statement of Additional Information to Rockefeller & Co., Inc., sub-adviser to Transamerica Global Equity, are changed to Rockefeller & Co. LLC.

* * *

The corresponding paragraph in the Prospectus under the section entitled “Sub-Adviser - Further Information About Each Sub-Adviser” is replaced in its entirety with the following:

Rockefeller is a global asset management and investment advisory firm, with a history that dates back to 1882 when John D. Rockefeller formed an office to manage the Rockefeller Family’s investment, financial and philanthropic interests. Rockefeller was incorporated in 1979 and registered with the U.S. Securities and Exchange Commission in 1980 as an investment adviser. Today, Rockefeller provides investment management services and wealth advice to institutions, foundations and endowments, non-profits, individuals, trusts and families. Rockefeller had approximately $12.7 billion in net assets under management as of December 31, 2017. Rockefeller & Co. LLC is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P.

* * *

The corresponding table in the Prospectus under the section entitled “Portfolio Manager(s) – Transamerica Global Equity” is replaced in its entirety with the following:

Transamerica Global Equity

Name	Sub-Adviser	Positions Over Past Five Years

Jimmy C. Chang, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 2004; Chief Investment Strategist, Senior Portfolio Manager and Managing Director (oversight of the Fixed Income Group)

David P. Harris, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 1999; Chief Investment Officer and Managing Director; Member of the Executive Committee

* * *

The corresponding paragraph in the Statement of Additional Information under the section entitled “Appendix B - Portfolio Managers – Transamerica Global Equity” is replaced in its entirety with the following:

Compensation

The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of certain senior professionals, participation in an Incentive Plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to Rockefeller and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of our clients’ portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

* * *

Investors Should Retain this Supplement for Future Reference

March 15, 2018

TRANSAMERICA FUNDS

Transamerica Global Equity

Supplement to the Currently Effective Class T1 and Class T2 Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective March 1, 2018, all references in the Prospectus, Summary Prospectus and Statement of Additional Information to Rockefeller & Co., Inc., sub-adviser to Transamerica Global Equity, are changed to Rockefeller & Co. LLC.

* * *

The corresponding paragraph in the Prospectus under the section entitled “Sub-Adviser - Further Information About Each Sub-Adviser” is replaced in its entirety with the following:

Rockefeller is a global asset management and investment advisory firm, with a history that dates back to 1882 when John D. Rockefeller formed an office to manage the Rockefeller Family’s investment, financial and philanthropic interests. Rockefeller was incorporated in 1979 and registered with the U.S. Securities and Exchange Commission in 1980 as an investment adviser. Today, Rockefeller provides investment management services and wealth advice to institutions, foundations and endowments, non-profits, individuals, trusts and families. Rockefeller had approximately $12.7 billion in net assets under management as of December 31, 2017. Rockefeller & Co. LLC is an indirect wholly-owned subsidiary of Rockefeller Capital Management L.P.

* * *

The corresponding table in the Prospectus under the section entitled “Portfolio Manager(s) – Transamerica Global Equity” is replaced in its entirety with the following:

Transamerica Global Equity

Name	Sub-Adviser	Positions Over Past Five Years

Jimmy C. Chang, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 2004; Chief Investment Strategist, Senior Portfolio Manager and Managing Director (oversight of the Fixed Income Group)

David P. Harris, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 1999; Chief Investment Officer and Managing Director; Member of the Executive Committee

* * *

The corresponding paragraph in the Statement of Additional Information under the section entitled “Appendix B - Portfolio Managers – Transamerica Global Equity” is replaced in its entirety with the following:

Compensation

The Portfolio Managers’ compensation consists of a combination of competitive base salary, a discretionary annual bonus, and in the case of certain senior professionals, participation in an Incentive Plan, which is designed to attract, retain, motivate and reward individuals who are expected to make important contributions to Rockefeller and its affiliates by providing such individuals with restricted incentives that are intended to align the interests of such individuals with those of the company’s stockholders. The determination of bonus compensation is based on individual, team and the performance of our clients’ portfolios, as well as the performance of the overall company. The bonus is discretionary rather than formulaic, although metrics (e.g., individual alpha creation) are a factor in the decision-making process.

* * *

Investors Should Retain this Supplement for Future Reference

March 15, 2018